STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	March 31, 2015	March 31, 2014
Risk-free interest rate	1.68% - 1.94%	2.65% - 2.73%
Dividend yield	0%	0%
Stock price volatility	140.67% - 145.24%	78.9% - 79.2%
Expected life	7 - 10 years	8-10 years
Weighted average grant date fair value	$0.11	$0.11

	December 31, 2014	December 31, 2013
Risk-free interest rate	1.97%-2.73%	0.62%-0.86%
Dividend yield	0%	0%
Stock price volatility	76%-79%	35%-118%
Expected life	6-10 years	6-10 years
Weighted average grant date fair value	$0.11	$0.11

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate IntrinsicValue
Outstanding at January 1, 2015	22,052,736	$0.1687	4.2	$ 858,766
Granted	375,000	$0.10	10.0
Canceled	(62,500)	$0.12
Outstanding at March 31, 2015	22,365,236	$0.17	3.9	429,012

Exercisable at March 31, 2015	16,047,474	$0.16	3.7	$ 373,706

		Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	Shares
Outstanding at January 1, 2013	9,460,543	$0.2508	9.35	$-
Grants	5,658,530	$0.2317	10.00	$-
Exercised	-
Forfeitures or expirations	(1,241,500)	$0.8300
Outstanding at January 1, 2014	13,877,573	$0.1914	8.7	$259,558
Grants	12,312,745	$0.13	10.00	$-
Exercised	(420,000)
Forfeitures or expirations	(3,717,582)	0.1623
Outstanding at December 31, 2014	22,052,736	$0.1687	4.2	$858,766

Exercisable at December 31, 2014	11,363,138	$0.1622	4.3	$573,899

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-0.10	8,254,043	4.3	7,342,585
0.11-0.25	12,841,193	3.5	7,658,222
0.26-0.50	750,000	5.0	750,000
0.51-0.90	520,000	5.0	296,667
	22,365,236	3.9	16,047,474

Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-0.10	7,879,043	4.6	6,941,543
0.11-0.25	12,903,693	3.7	3,374,928
0.26-0.50	750,000	7.4	750,000
0.51-0.90	520,000	5.2	296,667
	22,052,736	4.1	11,363,138

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Restricted shares issued as of January 1, 2013	13,456,667
Granted	-
Total Restricted Shares Issued at December 31, 2013	13,456,667
Granted	-
Total Restricted Shares Issued at December 31, 2014	13,456,667
Vested at December 31, 2014	(11,275,693)
Unvested restricted shares as of December 31, 2014	2,180,974

Schedule Of Outstanding Warrants [Table Text Block]
Exercise Price	Number Outstanding
		Expiration Date
$0.10	11,045,654	August 2016
		.

Exercise Price	Number Outstanding
		Expiration Date
$0.10	11,045,654	August 2016
		.

Schedule Of Warrants Activity [Table Text Block]
			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2015	11,045,654	$0.10	1.7	$1,325,478
Grants	-			$-
Exercised	-
Forfeitures or expirations	-
Outstanding at March 31, 2015	11,045,654	$0.10	1.4	$1,015,096

Exercisable at March 31, 2015	11,045,654	$0.10	1.4	$1,015,096

			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2013	32,495,753	$0.0769	4.4	$-
Issued	-
Exercised	-
Forfeitures or expirations	-
Outstanding at January 1, 2014	32,495,753	$0.0769	3.4	$-
Grants	-			$-
Exercised	(20,491,164)	$0.05
Forfeitures or expirations	(958,935)	$0.62
Outstanding at December 31, 2014	11,045,654	$0.05	1.7	$1,325,478

Exercisable at December 31, 2014	11,045,654	$0.05	1.7	$1,325,478